Related Party Transactions (Details 1) - AUD ($)	12 Months Ended
	Jun. 30, 2019		Jun. 30, 2018		Jun. 30, 2017
Disclosure of transactions between related parties [line items]
Short Term Benefits Base Fee	$ 2,046,496		$ 1,522,777		$ 1,537,198
Post-Employment Superannuation Contribution	41,062		44,389		87,465
Long Term Benefits Long-service Leave	23,016		(1,061)		28,600
Equity Options	20,443		608,179		16,307
Total	2,131,017		2,174,284		1,669,570
Executives [Member]
Disclosure of transactions between related parties [line items]
Short Term Benefits Base Fee					518,915
Short Term Benefits Other
Post-Employment Superannuation Contribution					31,887
Long Term Benefits Long-service Leave					20,455
Equity Options					16,306
Total					587,563
Executives [Member] | Dianne Angus [Member]
Disclosure of transactions between related parties [line items]
Short Term Benefits Base Fee			81,589	[1],[2]	328,799	[3]
Short Term Benefits Other				[1],[2]		[3]
Post-Employment Superannuation Contribution			5,736	[1],[2]	19,616	[3]
Long Term Benefits Long-service Leave			(8,920)	[1],[2]	20,354	[3]
Equity Options			(3,433)	[1],[2]	3,433	[3]
Total			74,972	[1],[2]	372,202	[3]
Executives [Member] | Kathryn Andrews [Member]
Disclosure of transactions between related parties [line items]
Short Term Benefits Base Fee	236,665	[1]	196,689	[1],[2],[4]	131,826	[3]
Short Term Benefits Other				[1],[4]		[3]
Post-Employment Superannuation Contribution	20,531	[1]	18,604	[1],[4]	12,271	[3]
Long Term Benefits Long-service Leave	15,222	[1]	96	[1],[4]	101	[3]
Equity Options		[1]	15,735	[1],[4]	1,430	[3]
Total	272,418	[1]	231,124	[1],[4]	145,628	[3]
Executives [Member] | Dr. David Stamler [Member]
Disclosure of transactions between related parties [line items]
Short Term Benefits Base Fee	547,622	[1]	504,274	[1],[4]	58,290	[3],[5]
Short Term Benefits Other				[1],[4]		[3],[5]
Post-Employment Superannuation Contribution				[1],[4]		[3],[5]
Long Term Benefits Long-service Leave				[1],[4]		[3],[5]
Equity Options		[1]	125,877	[1],[4]	11,443	[3],[5]
Total	$ 547,622	[1]	$ 630,151	[1],[4]	$ 69,733	[3],[5]

[1]	Base Fee includes movements in annual leave provision for, Ms Kathryn Andrews and Mr David Stamler accrued in accordance with their employment contracts.
[2]	Dr. George Mihaly and Dr Ira Shoulson resigned on 8 April 2019.
[3]	Base Fee includes movements in annual leave provision for Ms Dianne Angus ,Ms Kathryn Andrews and Mr David Stamler accrued in accordance with their employment contracts.
[4]	The remuneration for Ms. Dianne Angus covers the period from 1 July 2017 to 10 October 2017, being the last day of her employment with the Company. The amount also includes payments of unused leave balances.
[5]	Dr David Stamler was appointed as Chief Medical Officer and Senior Vice President Clinical Development on 15 May 2017.